UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   153 E 53rd
           --------------------------------------------------
           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel        New York, New York     May 13, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             37
                                               -------------

Form 13F Information Table Value Total:          $230,185
                                               -------------
                                                (thousands)



Scout Capital
                                                                                                        TOTAL
SYMBOL            DESCRIPTION                                        CUSIP          SHR/FACE              VALUE
VDM               ***VAN DER MOOLEN HLDG N.V.                        921020103      244,400.00      $7,204,912.00
AAP               ADVANCED AUTO PARTS INC                            00751Y106      160,000.00      $7,360,000.00
AMG               AFFILIATED MANAGERS GROUP                          008252108      112,000.00      $8,044,960.00
AIQ               ALLIANCE IMAGING INC                               018606202      520,000.00      $6,396,000.00
ALT               ALTEON INC                                         02144G107      434,000.00      $1,519,000.00
RMK               ARAMARK CORP                                       038521100      500,000.00     $13,200,000.00
T                 AT&T CORP                                          001957109    1,345,000.00     $21,116,500.00
AWE               AT&T WIRELESS SVCS INC                             00209A106      400,000.00      $3,580,000.00
BCRX              BIOCRYST PHARMACEUTICALS                           09058V103      299,400.00      $1,368,258.00
BMET              BIOMET INC                                         090613100      250,000.00      $6,765,000.00
BCR               BARD C R INC                                       067383109      123,000.00      $7,263,150.00
COF               CAPITAL ONE FINL CORP                              14040H105      110,000.00      $7,023,500.00
CIEN              CIENA CORP                                         171779101      200,000.00      $1,800,000.00
CC                CIRCUIT CITY STORE INC                             172737108      340,000.00      $6,133,600.00
CCU               CLEAR CHANNEL COMMUNICATIONS                       184502102      230,000.00     $11,824,300.00
CTV               COMMSCOPE INC                                      203372107      200,000.00      $3,480,000.00
EP                EL PASO CORP                                       28336L109       70,000.00      $3,082,100.00
EXPD              EXPEDITORS INTL WASH INC                           302130109       60,000.00      $3,660,000.00
FNM               FEDERAL NATL MTG ASSN                              313586109      221,400.00     $17,685,432.00
FNF               FIDELITY NATL FINL INC                             316326107      186,000.00      $4,904,820.00
FBF               FLEETBOSTON FINL CORP                              339030108      196,000.00      $6,860,000.00
GME               GAMESTOP CORP CL A                                 36466R101      190,000.00      $3,838,000.00
GIS               GENERAL MLS INC                                    370334104      140,000.00      $6,839,000.00
GMH               GENERAL MTRS CORP                                  370442832      300,000.00      $4,935,000.00
KSS               KOHLS CORP                                         500255104       50,000.00      $3,557,500.00
LAMR              LAMAR ADVERTISING CO                               512815101       90,000.00      $3,655,800.00
MER               MERRILL LYNCH & CO INC                             590188108      125,000.00      $6,922,500.00
MYK               MYKROLIS CORP                                      62852P103      500,000.00      $7,645,000.00
TER               TERADYNE INC                                       880770102      125,000.00      $4,928,750.00
THOR              THORATEC CORP                                      885175307      113,000.00      $1,237,350.00
TMTA              TRANSMETA CORP DEL                                 89376R109      535,000.00      $2,075,800.00
TYC               TYCO INTL LTD NEW                                  902124106      255,000.00      $8,241,600.00
UDI               UNITED DEFENSE INDS INC                            91018B104      170,000.00      $4,556,000.00
UTHR              UNITED THERAPEUTICS CORP DEL                       91307C102      102,300.00      $1,376,958.00
UCOMA             UNITEDGLOBALCOM                                    913247508      600,000.00      $3,246,000.00
USAI              USA NETWORKS INC                                   902984103      350,000.00     $11,119,500.00
WTW               WEIGHT WATCHERS INTL INC NEW                       948626106      150,000.00      $5,739,000.00
